UNIT-BASED COMPENSATION - Additional Disclosures (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Apr. 30, 2013 USD ($) holder shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares	Dec. 31, 2009
Long-term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-cash compensation expense | $		$ 4,100
Remaining expected weighted-average vesting period of recognition of incremental non-cash compensation expense		2 years 3 months
Units forfeited (in shares)		0
Common Units | Long-term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units reserved for issuance pursuant to LTIP		5,000,000.0
Units available for future issuance		4,600,000
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units forfeited (in shares)		22,430	4,041
Remaining or outstanding interests		336,202
Phantom Units | Long-term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
DFW Net Profit Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Portion of membership interests authorized for issuance, percent					5.00%
Repurchase of DFW Net Profit Interest, number of holders | holder	7
Payment to acquire vested net profit interests | $	$ 12,200
Remaining or outstanding interests		0
Non-cash compensation expense | $			$ 17	$ 700
Restricted Units | Long-term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units exchanged for unvested net profit interests	7,393
SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		5 years
Portion of membership interests issued, percent				6.355%
Units forfeited (in shares)				0
Portion of membership interests authorized for issuance, percent					7.50%
Non-cash compensation expense | $		$ 300	$ 800	$ 900
Polar Midstream and Epping | SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation expense | $		$ 300